Bank Borrowings (Tables)	12 Months Ended
Jun. 30, 2015
BANK BORROWINGS [Abstract]
Schedule of bank borrowings
	As of June 30,
	2014	2015
	RMB	RMB
Long-term bank loans
Secured long-term bank loans	419,179	280,339
Less: current portion of long-term bank loans	(128,135)	(121,584)
Non-current portion of long-term bank loans	291,044	158,755

Schedule of repayment schedule of long-term bank loans
	As of June 30,
	2014	2015
	RMB	RMB
Within one year	128,135	121,584
Between one and two years	291,044	158,755